Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities at fair value. Generally equity funds are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts, certain corporate bonds and convertible bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$-	$-	$-
Convertible bonds	-	1,142	-	1,142

Total financial assets	$-	$1,142	$-	$1,142

Liabilities:
Contingent consideration	$-	$-	$17,771	$17,771

Total financials liabilities	$-	$-	$17,771	$17,771

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$-	$-	$-
Convertible bonds	-	1,238	-	1,238

Total financial assets	$-	$1,238	$-	$1,238

Liabilities:
Contingent consideration	$-	$-	$10,561	$10,561

Total financials liabilities	$-	$-	$10,561	$10,561

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2021	2020
Opening balance	$10,561	$5,964
Increase in contingent consideration due to acquisitions	3,098	2,222
Payment of contingent consideration	(1,816)	(728)
Increase in fair value of contingent consideration	3,476	3,812
Decrease in fair value of contingent consideration	(244)	(2,040)
Foreign currency translation adjustments	35	(683)
Amortization of interest and exchange rate	2,661	2,014

Closing balance	$17,771	$10,561